Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary of Allocation of total business acquisition consideration
The allocation of the total acquisition consideration during the year ended December 31, 2019 is estimated as follows (amounts below exclude the asset acquisitions acquired by non-wholly
owned subsidiaries separately disclosed in Note 6):

(Amounts in thousands)	Total 2019 Acquisitions
Cash and cash equivalents	$20,379
Property and equipment	7,232
Capitalized software	32,370
Goodwill	289,951
Finite-lived intangible assets	21,257
Lease right-of-use assets, net	9,720
Lease obligation, net	(9,720)
Deferred revenue	(2,574)
Other assets acquired and liabilities assumed, net	(11,236)

Total consideration	$357,379